Pensions and post-retirement benefits - Disclosure of income statement charge (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [abstract]
Current service cost	£ 180	£ 165	£ 227
Net finance (income)/cost	(154)	(222)	(122)
Past service cost	0	0	20
Other movements	1	3	3
Total	£ 27	£ (54)	£ 128